Jul. 01, 2015
SUPPLEMENT TO THE
ADMINISTRATOR CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE INCOME FUNDS
Wells Fargo Advantage Adjustable Rate Government Fund
Wells Fargo Advantage Government Securities Fund
Wells Fargo Advantage High Income Fund
Wells Fargo Advantage High Yield Bond Fund
Wells Fargo Advantage Income Plus Fund
Wells Fargo Advantage Short Duration Government Bond Fund
Wells Fargo Advantage Short-Term High Yield Bond Fund
Wells Fargo Advantage Ultra Short-Term Income Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Adjustable Rate Government Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.34%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.73%
Fee Waivers	0.13%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.60%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.29%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Government Securities Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.43%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.39%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.83%
Fee Waivers	0.18%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.65%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.38%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.64% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

High Income Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.54%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.40%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.95%
Fee Waivers	0.14%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.81%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.49%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.80% for Administrator Class.  Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Effective January 1, 2016, the Adviser has contractually committed through December 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.83% for Administrator Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

High Yield Bond Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.55%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.97%
Fee Waivers	0.17%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.80%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.50%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Income Plus Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.45%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.88%
Fee Waivers	0.15%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.73%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.40%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.72% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Short Duration Government Bond Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.34%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.73%
Fee Waivers	0.13%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.60%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.29%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Short-Term High Yield Bond Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.47%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.37%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.86%
Fee Waivers	0.19%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.67%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.42%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Ultra Short-Term Income Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.34%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.37%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.72%
Fee Waivers	0.16%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.56%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.29%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.55% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

SUPPLEMENT TO THE
CLASS A, CLASS B AND CLASS C PROSPECTUS
OF
WELLS FARGO ADVANTAGE INCOME FUNDS
Wells Fargo Advantage Adjustable Rate Government Fund
Wells Fargo Advantage Government Securities Fund
Wells Fargo Advantage High Income Fund
Wells Fargo Advantage High Yield Bond Fund
Wells Fargo Advantage Income Plus Fund
Wells Fargo Advantage Short Duration Government Bond Fund
Wells Fargo Advantage Short-Term Bond Fund
Wells Fargo Advantage Short-Term High Yield Bond Fund
Wells Fargo Advantage Ultra Short-Term Income Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Adjustable Rate Government Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.34%	0.34%	0.34%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	0.79%	1.54%	1.54%
Fee Waivers	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.74%	1.49%	1.49%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.29%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Government Securities Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.43%	0.43%	0.43%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.45%	0.45%	0.45%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.89%	1.64%	1.64%
Fee Waivers	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.86%	1.61%	1.61%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.38%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.85% for Class A, 1.60% for Class B, and 1.60% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

High Income Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.54%	0.54%	0.54%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.46%	0.46%	0.46%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	1.76%	1.76%
Fee Waivers	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.91%	1.66%	1.66%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.49%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Operating Expenses After Fee Waiver at 0.90% for Class A, 1.65% for Class B and 1.65% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Effective January 1, 2016, the Adviser has contractually committed through December 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.93% for Class A, 1.68% for Class B and 1.68% for Class C. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

High Yield Bond Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.55%	0.55%	0.55%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses	1.03%	1.78%	1.78%
Fee Waivers	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.03%	1.78%	1.78%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.50%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Income Plus Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.45%	0.45%	0.45%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.48%	0.48%	0.48%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.94%	1.69%	1.69%
Fee Waivers	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.85%	1.60%	1.60%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.40%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.84% for Class A, 1.59% for Class B, and 1.59% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Short Duration Government Bond Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.34%	0.34%	0.34%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	0.79%	1.54%	1.54%
Fee Waivers	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.78%	1.53%	1.53%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.29%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Short-Term Bond Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2]	0.35%	0.35%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.45%	0.45%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.81%	1.56%
Fee Waivers	0.08%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.73%	1.48%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.30%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.72% for Class A and 1.47% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Short-Term High Yield Bond Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2]	0.47%	0.47%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.43%	0.43%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.92%	1.67%
Fee Waivers	0.09%	0.09%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.83%	1.58%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.42%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.81% for Class A and 1.56% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Ultra Short-Term Income Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2]	0.34%	0.34%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.43%	0.43%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.78%	1.53%
Fee Waivers	0.07%	0.07%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.71%	1.46%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.29%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.70% for Class A and 1.45% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

SUPPLEMENT TO THE
INVESTOR CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE INCOME FUNDS
Wells Fargo Advantage Government Securities Fund
Wells Fargo Advantage High Income Fund
Wells Fargo Advantage Income Plus Fund
Wells Fargo Advantage Short-Term Bond Fund
Wells Fargo Advantage Short-Term High Yield Bond Fund
Wells Fargo Advantage Ultra Short-Term Income Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Government Securities Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.43%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.92%
Fee Waivers	0.03%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.89%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.38%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.88% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

High Income Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.54%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.04%
Fee Waivers	0.10%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.94%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.49%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.93% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Income Plus Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.45%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.97%
Fee Waivers	0.11%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.86%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.40%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.85% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Short-Term Bond Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.84%
Fee Waivers	0.10%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.74%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.30%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.73% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Short-Term High Yield Bond Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.47%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.95%
Fee Waivers	0.09%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.86%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.42%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.84% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Ultra Short-Term Income Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.34%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.81%
Fee Waivers	0.07%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.74%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.29%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.73% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

SUPPLEMENT TO THE
INSTITUTIONAL CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE INCOME FUNDS
Wells Fargo Advantage Adjustable Rate Government Fund
Wells Fargo Advantage Conservative Income Fund
Wells Fargo Advantage Government Securities Fund
Wells Fargo Advantage High Income Fund
Wells Fargo Advantage High Yield Bond Fund
Wells Fargo Advantage Income Plus Fund
Wells Fargo Advantage Short Duration Government Bond Fund
Wells Fargo Advantage Short-Term Bond Fund
Wells Fargo Advantage Short-Term High Yield Bond Fund
Wells Fargo Advantage Ultra Short-Term Income Fund
(each, a "Fund" and together, the "Funds")

At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Adjustable Rate Government Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.34%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.46%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.46%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.29%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Conservative Income Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.43%
Fee Waivers	0.16%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.27%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.20%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Government Securities Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.43%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.56%
Fee Waivers	0.07%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.49%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.38%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

High Income Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.54%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.68%
Fee Waivers	0.17%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.51%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.49%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.50% for Institutional Class.  Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Effective January 1, 2016, the Adviser has contractually committed through December 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.53% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

High Yield Bond Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.55%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.70%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.70%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.50%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Income Plus Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.45%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.61%
Fee Waivers	0.02%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.59%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.40%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.58% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Short Duration Government Bond Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.34%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.46%
Fee Waivers	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.42%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.29%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Short-Term Bond Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.48%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.48%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.30%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Short-Term High Yield Bond Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.47%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.59%
Fee Waivers	0.07%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.52%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.42%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Ultra Short-Term Income Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.34%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.45%
Fee Waivers	0.09%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.36%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.29%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.35% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

SUPPLEMENT TO THE
CLASS R6 PROSPECTUS
OF
WELLS FARGO ADVANTAGE INCOME FUNDS
Wells Fargo Advantage Short Duration Government Bond Fund
(the "Fund")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Fund approved the following changes:
I. Combined Management and Fund-Level Administration Fees
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, the Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.34%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.42%
Fee Waivers	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.37%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.29%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through December 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.